Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 3,165,914	$ 2,781,590
Non-Depletable	2,118,876	1,445,029
Total	5,284,790	4,226,619
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,294,535	2,269,310
Non-Depletable	326,175	326,175
Total	2,620,710	2,595,485
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	181,401	199,840
Non-Depletable	37,093	41,711
Total	218,494	241,551
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	48,761	60,721
Non-Depletable	3,523	3,605
Total	52,284	64,326
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	46,440	47,187
Non-Depletable	78,778	89,294
Total	125,218	136,481
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	184,568	187,826
Non-Depletable	19,634	19,634
Total	204,202	207,460
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	92,269	16,706
Non-Depletable	1,364,863	348,677
Total	1,457,132	365,383
Gold interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	317,940	0
Non-Depletable	13,108	340,231
Total	331,048	340,231
Gold interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	275,702	275,702
Total	275,702	275,702
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	942,880	669,612
Non-Depletable	598,861	893,632
Total	1,541,741	1,563,244
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	206,866	244,465
Non-Depletable	0	0
Total	206,866	244,465
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	213,280	143,753
Non-Depletable	245,803	347,018
Total	459,083	490,771
Silver interests [member] | Constancia Silver [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	145,029	158,896
Non-Depletable	6,374	6,482
Total	151,403	165,378
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	210,203	122,498
Non-Depletable	346,684	399,224
Total	556,887	521,722
Silver interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	167,502	0
Non-Depletable	0	140,908
Total	167,502	140,908
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	201,404	205,691
Non-Depletable	86,302	86,302
Total	287,706	291,993
Palladium interest [member] | Stillwater Palladium [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	201,404	205,691
Non-Depletable	7,488	7,488
Total	208,892	213,179
Palladium interest [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	78,814	78,814
Total	78,814	78,814
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	204,022	217,300
Non-Depletable	11,855	13,389
Total	215,877	230,689
Platinum Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	67,035	67,035
Total	67,035	67,035
Platinum Interests [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	9,451	9,451
Total	9,451	9,451
Platinum Interests [member] | Platreef Platinum [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	57,584	57,584
Total	57,584	57,584
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	4,514,220	3,874,193
Non-Depletable	2,882,929	2,505,387
Total	$ 7,397,149	$ 6,379,580